MATERIAL ACCOUNTING POLICY INFORMATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICY INFORMATION.
Maximum discount rate from market value of securities escrowed or restricted sale or transfer	10